Employee benefits - Summary of Breakdown of Employee Benefits (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Total employee benefits	€ 51,584	€ 42,263
Italian leaving indemnities (TFR)
Disclosure of defined benefit plans [line items]
Total employee benefits	7,613	9,784
Other leaving indemnities
Disclosure of defined benefit plans [line items]
Total employee benefits	10,486	15,237
Post-employment benefits
Disclosure of defined benefit plans [line items]
Total employee benefits	5,675	5,280
Other long-term employee benefits
Disclosure of defined benefit plans [line items]
Total employee benefits	1,469	1,362
Termination benefits
Disclosure of defined benefit plans [line items]
Total employee benefits	311	366
Total defined benefit obligations
Disclosure of defined benefit plans [line items]
Total employee benefits	25,554	32,029
Other long-term payables to employees
Disclosure of defined benefit plans [line items]
Total employee benefits	€ 26,030	€ 10,234